Other financial assets and liabilities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other Provision, beginning	$ 3,869
Renegotiation of concession contracts	256
Revision to estimates and new provisions	(88)
Monetary and present value adjustments	(580)
Disbursements	(1,103)
Other Provision, ending	2,354
Current liabilities	467	$ 591
Non-current liabilities	1,887	3,278
Liabilities	2,354	$ 3,869
Payment Obligation [Member]
IfrsStatementLineItems [Line Items]
Other Provision, beginning	1,130
Renegotiation of concession contracts	827
Revision to estimates and new provisions	25
Monetary and present value adjustments	(152)
Disbursements	(712)
Other Provision, ending	$ 1,118
Discount rate in nominal terms		11.04%
Remaining term of obligations	33 years
Liabilities	$ 1,118	$ 1,130
Payment Obligation [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	7.32%
Payment Obligation [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	11.04%
Infrastructure Investment [Member]
IfrsStatementLineItems [Line Items]
Other Provision, beginning	$ 2,739
Renegotiation of concession contracts	(571)
Revision to estimates and new provisions	(113)
Monetary and present value adjustments	(428)
Disbursements	(391)
Other Provision, ending	$ 1,236
Remaining term of obligations	7 years
Liabilities	$ 1,236	$ 2,739
Infrastructure Investment [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	7.43%	5.17%
Infrastructure Investment [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	8.12%	5.54%